Cover	Nov. 02, 2026	Nov. 04, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 31, 2026
Entity Registrant Name		RECURSION PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-40323
Entity Tax Identification Number		46-4099738
Entity Address, Address Line One		41 S Rio Grande Street
Entity Address, City or Town		Salt Lake City,
Entity Address, State or Province		UT
Entity Address, Postal Zip Code		84101
City Area Code		385
Local Phone Number		269 - 0203
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.00001 per share
Trading Symbol		RXRX
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001601830
Amendment Flag		false